UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22777

Eaton Vance Municipal Income Term Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Term Trust (ETX)

Semiannual Report

July 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report July 31, 2014

Eaton Vance

Municipal Income Term Trust

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Financial Statements	4

Board of Trustees’ Contract Approval	16

Officers and Trustees	19

Important Notices	20

Eaton Vance

Municipal Income Term Trust

July 31, 2014

Performance1,2

Portfolio Manager Thomas M. Metzold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	03/28/2013	13.55%	26.24%	—	3.71%
Fund at Market Price	—	7.85	27.08	—	–5.05
Barclays 15 Year Municipal Bond Index	—	5.28%	9.66%	6.39%	3.21%

% Premium/Discount to NAV[3]
					–11.16%

Distributions[4]
Total Distributions per share for the period					$0.425
Distribution Rate at NAV					4.52%
Taxable-Equivalent Distribution Rate at NAV					7.99%
Distribution Rate at Market Price					5.09%
Taxable-Equivalent Distribution Rate at Market Price					8.99%

% Total Leverage[5]
Residual Interest Bond (RIB) Financing					37.11%

Fund Profile

Credit Quality (% of total investments)6

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	9.3%	BB	2.2%
AA	42.2	B	2.4
A	29.3	CCC	0.6
BBB	10.7	Not Rated	3.3

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Term Trust

July 31, 2014

Endnotes and Additional Disclosures

[1]

Barclays 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 12-17 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Municipal Income Term Trust

July 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 158.9%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.7%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$3,275	$3,515,942

		$3,515,942

Education — 12.0%
Central Washington University, 3.25%, 5/1/29	$2,910	$2,783,502
Central Washington University, 3.25%, 5/1/30	3,265	3,068,774
Portland Community College District, OR, 3.25%, 6/15/32(1)(2)	10,250	10,071,020
Rutgers State University, NJ, 4.00%, 5/1/30(1)	8,425	8,932,185

		$24,855,481

Electric Utilities — 9.7%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,480	$1,530,882
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 4.00%, 5/15/33	6,500	6,580,080
Salt River Agricultural Improvement and Power District, AZ, 5.00%, 12/1/30(1)	10,000	11,526,000
WPPI Energy, WI, 5.00%, 7/1/32	500	551,970

		$20,188,932

General Obligations — 45.6%
California, 5.00%, 12/1/28	$3,750	$4,368,075
Edmonds School District No. 15, Snohomish County, WA, 5.00%, 12/1/30	3,000	3,517,320
Hawaii, 5.00%, 11/1/28(1)(2)	8,000	9,311,600
Illinois, 5.00%, 5/1/33	3,200	3,282,976
Laredo, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/27(3)	1,570	1,042,135
New York, 3.00%, 3/1/32(1)(2)	10,000	9,858,375
New York, NY, 5.00%, 3/1/30	3,700	4,247,489
Pennsylvania, 4.00%, 4/1/29(1)(2)	10,000	10,628,200
San Bernardino Community College District, CA, 4.00%, 8/1/30(1)(2)	10,000	10,402,800
Santa Clara County, CA, (Election of 2008), 3.00%, 8/1/31	4,900	4,679,451
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/29(1)(2)	4,200	4,403,868
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/30(1)(2)	4,350	4,533,874
Texas, (Texas Transportation Commission), 4.00%, 10/1/31(1)(2)	10,000	10,690,400
University City, MO, School District, 0.00%, 2/15/32	3,000	1,496,220
University City, MO, School District, 0.00%, 2/15/33	3,000	1,416,780
Washington, 4.00%, 7/1/29(1)	10,000	10,620,100

		$94,499,663

Security	Principal Amount (000’s omitted)	Value

Hospital — 15.0%
California Health Facilities Financing Authority, (Providence Health & Services), 4.00%, 10/1/28(1)(2)	$10,000	$10,454,800
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital), 5.00%, 7/1/28	2,500	2,526,775
Massachusetts Development Finance Agency, (Lowell General Hospital), 5.00%, 7/1/37	4,650	4,832,885
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 5.375%, 10/1/28	1,000	1,000,000
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	715	690,225
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Health Care System), 4.00%, 11/15/32(1)	10,000	10,033,600
Yavapai County, AZ, Industrial Development Authority, (Yavapai Regional Medical Center), 5.00%, 8/1/28	1,500	1,631,355

		$31,169,640

Housing — 8.3%
Pennsylvania Housing Finance Agency, SFMR, (AMT), 3.90%, 10/1/28(1)	$5,500	$5,531,350
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.20%, 10/1/33(1)	1,500	1,509,000
Virginia Housing Development Authority, 3.625%, 1/1/31(1)(2)	10,000	10,162,500

		$17,202,850

Industrial Development Revenue — 10.7%
Illinois Finance Authority, (Peoples Gas Light and Coke Co.), 4.00%, 2/1/33	$1,500	$1,507,035
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	5,000	5,044,500
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27	2,500	2,509,875
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,155	1,148,913
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	3,000	2,984,190
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	500	531,570
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	855	911,909
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	4,895	5,674,773
Phenix City, AL, Industrial Development Board, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	2,140	1,943,334

		$22,256,099

4	See Notes to Financial Statements.

Eaton Vance

Municipal Income Term Trust

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, (AGM), 0.677%, 7/1/29(4)	$2,000	$1,411,500
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	500	457,360
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	5,000	4,537,600

		$6,406,460

Insured – General Obligations — 0.8%
McHenry County, IL, Community Unit School District No. 12, (AGM), 4.25%, 1/1/29(3)	$1,230	$1,224,637
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/28	500	505,170

		$1,729,807

Insured – Industrial Development Revenue — 2.0%
Massachusetts Port Authority, (Delta Airlines, Inc.), (AMBAC), (AMT), 5.00%, 1/1/27	$4,200	$4,204,494

		$4,204,494

Insured – Other Revenue — 0.7%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$1,340	$1,456,848

		$1,456,848

Insured – Special Tax Revenue — 0.6%
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$1,110	$934,553
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,115	245,222

		$1,179,775

Insured – Transportation — 2.2%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/31	$5,805	$1,891,501
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 0.00%, 1/15/32	795	526,378
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	1,000	959,570
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/20	1,625	1,214,655

		$4,592,104

Insured – Water and Sewer — 3.1%
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/26	$4,000	$3,994,480
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	875	452,594

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	$1,225	$554,386
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	1,045	438,973
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	1,000	944,330

		$6,384,763

Lease Revenue / Certificates of Participation — 0.5%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/31	$1,000	$1,014,710

		$1,014,710

Other Revenue — 6.5%
Oregon Department of Administrative Services, Lottery Revenue, 4.00%, 4/1/29(1)	$10,000	$10,667,300
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/32	2,460	2,703,097

		$13,370,397

Senior Living / Life Care — 3.8%
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	$140	$156,192
Lancaster Industrial Development Authority, PA, (Garden Spot Village), 5.375%, 5/1/28	600	633,582
Lorain County Port Authority, OH, (Kendal at Oberlin), 5.00%, 11/15/30	1,250	1,343,100
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17	530	530,244
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18	710	714,289
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/27	765	749,845
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/28	910	880,680
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	870	963,142
Savannah, GA, Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	500	534,450
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/28	1,200	1,269,828

		$7,775,352

5	See Notes to Financial Statements.

Eaton Vance

Municipal Income Term Trust

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 7.8%
Florida Department of Environmental Protection, (Everglades Restoration), 3.25%, 7/1/29	$3,030	$2,956,341
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/30(5)	5,000	2,703,850
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/30(1)	10,000	10,456,300

		$16,116,491

Student Loan — 2.5%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/27	$3,000	$3,276,150
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	2,000	2,000,500

		$5,276,650

Transportation — 18.1%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/31	$5,000	$5,329,500
Foothill/Eastern Transportation Corridor Agency, CA, 0.00%, 1/15/27	2,000	1,261,760
Grand Parkway Transportation Corp., TX, 4.95%, (0.00% until 10/1/23), 10/1/29	800	579,056
Grand Parkway Transportation Corp., TX, 5.05%, (0.00% until 10/1/23), 10/1/30	1,500	1,080,255
Grand Parkway Transportation Corp., TX, 5.20%, (0.00% until 10/1/23), 10/1/31	2,000	1,436,120
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	1,470	1,489,330
Illinois Toll Highway Authority, 5.00%, 1/1/28	1,250	1,439,887
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	1,240	569,780
New Jersey Transportation Trust Fund Authority, 0.00%, 12/15/29	10,000	4,962,800
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(1)(2)	10,000	10,046,187
Route 460 Funding Corp., VA, 0.00%, 7/1/29	2,880	1,372,666
Route 460 Funding Corp., VA, 0.00%, 7/1/30	2,670	1,200,646
Route 460 Funding Corp., VA, 0.00%, 7/1/31	3,000	1,266,150
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/29	3,665	2,045,217
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/31	6,600	3,318,876

		$37,398,230

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 4.2%
Detroit, MI, Water Supply System, 5.25%, 7/1/27	$1,000	$992,270
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(1)(2)	7,500	7,749,750

		$8,742,020

Total Tax-Exempt Investments — 158.9% (identified cost $324,963,305)		$329,336,708

Other Assets, Less Liabilities — (58.9)%		$(122,120,308)

Net Assets — 100.0%		$207,216,400

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
SFMR	–	Single Family Mortgage Revenue

At July 31, 2014, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	14.9%
Texas	12.9%
California	10.2%
Others, representing less than 10% individually	62.0%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2014, 7.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 2.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $32,298,375.

(3)	When-issued security.

(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

6	See Notes to Financial Statements.

Eaton Vance

Municipal Income Term Trust

July 31, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2014
Investments, at value (identified cost, $324,963,305)	$329,336,708
Cash	1,289,831
Interest receivable	2,490,879
Receivable for investments sold	107,060
Total assets	$333,224,478

Liabilities
Payable for floating rate notes issued	$122,255,000
Payable for investments purchased	939,800
Payable for when-issued securities	2,265,592
Payable for Fund shares repurchased	170,300
Payable to affiliate:
Investment adviser and administration fee	164,489
Interest expense and fees payable	153,834
Accrued expenses	59,063
Total liabilities	$126,008,078
Net Assets	$207,216,400

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$110,131
Additional paid-in capital	209,838,316
Accumulated net realized loss	(8,936,242)
Accumulated undistributed net investment income	1,830,792
Net unrealized appreciation	4,373,403
Net Assets	$207,216,400

Common Shares Outstanding	11,013,144

Net Asset Value
Net assets ÷ common shares issued and outstanding	$18.82

7	See Notes to Financial Statements.

Eaton Vance

Municipal Income Term Trust

July 31, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2014
Interest	$6,544,375
Total investment income	$6,544,375

Expenses
Investment adviser and administration fee	$971,541
Trustees’ fees and expenses	7,614
Custodian fee	46,710
Transfer and dividend disbursing agent fees	9,856
Legal and accounting services	29,227
Printing and postage	10,363
Interest expense and fees	388,501
Miscellaneous	14,082
Total expenses	$1,477,894
Deduct —
Reduction of custodian fee	$121
Total expense reductions	$121

Net expenses	$1,477,773

Net investment income	$5,066,602

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,768,472
Net realized gain	$2,768,472
Change in unrealized appreciation (depreciation) —
Investments	$16,794,037
Net change in unrealized appreciation (depreciation)	$16,794,037

Net realized and unrealized gain	$19,562,509

Net increase in net assets from operations	$24,629,111

8	See Notes to Financial Statements.

Eaton Vance

Municipal Income Term Trust

July 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2014 (Unaudited)	Period Ended January 31, 2014(1)
From operations —
Net investment income	$5,066,602	$7,815,637
Net realized gain (loss) on investment transactions	2,768,472	(11,816,431)
Net change in unrealized appreciation (depreciation) from investments	16,794,037	(12,420,634)
Net increase (decrease) in net assets from operations	$24,629,111	$(16,421,428)
Distributions to shareholders —
From net investment income	$(4,688,512)	$(6,251,218)
Total distributions to shareholders	$(4,688,512)	$(6,251,218)
Capital share transactions —
Proceeds from sale of shares	$—	$210,577,500 (2)
Reinvestment of distributions to shareholders	—	30,537
Cost of shares repurchased (see Note 5)	(318,590)	—
Offering costs	—	(441,000)
Net increase (decrease) in net assets from capital share transactions	$(318,590)	$210,167,037

Net increase in net assets	$19,622,009	$187,494,391

Net Assets
At beginning of period	$187,594,391	$100,000
At end of period	$207,216,400	$187,594,391

Accumulated undistributed net investment income included in net assets
At end of period	$1,830,792	$1,452,702

(1)	For the period from the start of business, March 28, 2013, to January 31, 2014.

(2)	Proceeds from sale of shares are net of sales load paid of $9,922,500 and include shares sold from the exercise of the underwriters’ over-allotment option of $15,500,000 (see Note 5).

9	See Notes to Financial Statements.

Eaton Vance

Municipal Income Term Trust

July 31, 2014

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended July 31, 2014
Net increase in net assets from operations	$24,629,111
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(63,741,208)
Investments sold	74,845,355
Net amortization/accretion of premium (discount)	(382,925)
Decrease in interest receivable	148,845
Increase in payable to affiliate for investment adviser and administration fee	5,500
Decrease in interest expense and fees payable	(1,813)
Decrease in accrued expenses	(48,682)
Net change in unrealized (appreciation) depreciation from investments	(16,794,037)
Net realized gain from investments	(2,768,472)
Net cash provided by operating activities	$15,891,674

Cash Flows From Financing Activities
Repurchase of common shares	$(148,290)
Distributions paid, net of reinvestments	(4,688,512)
Proceeds from secured borrowings	16,000,000
Repayment of secured borrowings	(24,000,000)
Decrease in due to custodian	(1,765,041)
Net cash used in financing activities	$(14,601,843)

Net increase in cash	$1,289,831

Cash at beginning of period	$—

Cash at end of period	$1,289,831

Supplemental disclosure of cash flow information:
Cash paid for interest and fees	$390,314

10	See Notes to Financial Statements.

Eaton Vance

Municipal Income Term Trust

July 31, 2014

Financial Highlights

	Six Months Ended July 31, 2014 (Unaudited)		Period Ended January 31, 2014(1)
Net asset value — Beginning of period	$17.000		$19.100	(2)

Income (Loss) From Operations
Net investment income(3)	$0.459		$0.716
Net realized and unrealized gain (loss)	1.783		(2.188)

Total income (loss) from operations	$2.242		$(1.472)

Less Distributions
From net investment income	$(0.425)		$(0.567)

Total distributions	$(0.425)		$(0.567)

Offering costs charged to paid-in capital(3)	$—		$(0.040)

Discount related to exercise of underwriters’ over-allotment option(3)	$—		$(0.021)

Anti-dilutive effect of share repurchase program (see Note 5)(3)	$0.003		$—

Net asset value — End of period	$18.820		$17.000

Market Value — End of period	$16.710		$15.900

Total Investment Return on Net Asset Value(4)	13.55	%(5)	(7.52	)%(5)(6)

Total Investment Return on Market Value(4)	7.85	%(5)	(13.50	)%(5)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$207,216		$187,594
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)	1.10	%(8)	1.19	%(8)
Interest and fee expense(9)	0.39	%(8)	0.43	%(8)
Total expenses(7)	1.49	%(8)	1.62	%(8)
Net investment income	5.10	%(8)	5.02	%(8)
Portfolio Turnover	33	%(5)	106	%(5)

(1)	For the period from the start of business, March 28, 2013, to January 31, 2014.

(2)	Net asset value at beginning of period reflects the deduction of the sales charge of $0.90 per share paid by the shareholders from the $20.00 offering price.

(3)	Computed using average shares outstanding.

(4)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(5)	Not annualized.

(6)

Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported with all distributions reinvested. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

11	See Notes to Financial Statements.

Eaton Vance

Municipal Income Term Trust

July 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Income Term Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust was organized on December 5, 2012 and remained inactive until March 28, 2013, except for matters related to its organization, including the sale of 5,000 initial shares for $100,000 and the expensing of $15,000 of organization costs, all of which were reimbursed by Eaton Vance Management (EVM). The Trust’s investment objective is to provide current income exempt from regular federal income tax. The Trust has a term of fifteen years and currently intends to cease its investment operations on or about June 30, 2028 and thereafter liquidate and distribute its net assets to holders of the Trust’s common shares.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At January 31, 2014, the Trust, for federal income tax purposes, had deferred capital losses of $11,610,695 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2014, $11,610,695 are short-term.

As of July 31, 2014, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Organization and Offering Costs — Costs incurred by the Trust in connection with its organization are expensed. EVM agreed to pay all offering costs (other than sales loads) that exceed $0.04 per common share. Costs incurred by the Trust in connection with the offering of its common shares are recorded as a reduction of additional paid-in capital.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

12

Eaton Vance

Municipal Income Term Trust

July 31, 2014

Notes to Financial Statements (Unaudited) — continued

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Trust may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Trust may sell a variable or fixed rate bond to a broker for cash. At the same time, the Trust buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trust accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 7) at July 31, 2014. Interest expense related to the Trust’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2014, the amount of the Trust’s Floating Rate Notes outstanding and the related collateral were $122,255,000 and $177,589,209, respectively. The range of interest rates on the Floating Rate Notes outstanding at July 31, 2014 was 0.06% to 0.30%. For the six months ended July 31, 2014, the Trust’s average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $126,498,094 and 0.62%, respectively.

The Trust may enter into shortfall and forbearance agreements with the broker by which the Trust agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trust had no shortfalls as of July 31, 2014.

The Trust may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Trust’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trust’s investment policies do not allow the Trust to borrow money except as permitted by the 1940 Act. Management believes that the Trust’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trust’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trust’s restrictions apply. Residual interest bonds held by the Trust are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The compliance date for the Volcker Rule is July 21, 2015. The Volcker Rule may preclude banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts may need to be restructured or unwound. There can be no assurances that residual interest bond trusts can be restructured, that new sponsors of residual interest bond programs will develop, or that alternative forms of leverage will be available to the Trust. The effects of the Volcker Rule may make it more difficult for the Trust to maintain current or desired levels of leverage and may cause the Trust to incur additional expenses to maintain its leverage.

13

Eaton Vance

Municipal Income Term Trust

July 31, 2014

Notes to Financial Statements (Unaudited) — continued

J  When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

L  Interim Financial Statements — The interim financial statements relating to July 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Trust intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Trust. The fee is computed at an annual rate of 0.60% of the Trust’s average daily total managed assets and is payable monthly. Average daily total managed assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by the Trust. Average daily total managed assets are calculated by adding to net assets the amount payable by the Trust to floating rate note holders. For the six months ended July 31, 2014, the investment adviser fee was $971,541.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser and administration fee. Trustees of the Trust who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $64,985,432 and $74,824,304, respectively, for the six months ended July 31, 2014.

5  Common Shares of Beneficial Interest

On November 11, 2013, the Board of Trustees of the Trust authorized the repurchase by the Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Trust to purchase a specific amount of shares. During the six months ended July 31, 2014, the Trust repurchased 18,700 of its common shares under the share repurchase program at a cost, including broker commissions, of $318,590 and an average price per share of $17.04. The weighted average discount per share to NAV on these repurchases amounted to 10.03% for the six months ended July 31, 2014.

In connection with the initial public offering of the Trust’s common shares in 2013, the underwriters were granted an option to purchase additional common shares at a price of $19.10 (after deduction of the sales load). Additional shares were issued by the Trust on May 14, 2013 pursuant to the exercise of the over-allotment option. The Trust’s net asset value per share on such date was $19.39, resulting in a discount of $224,750.

14

Eaton Vance

Municipal Income Term Trust

July 31, 2014

Notes to Financial Statements (Unaudited) — continued

The Trust may issue common shares pursuant to its dividend reinvestment plan. Transactions in common shares were as follows:

	Six Months Ended July 31, 2014 (Unaudited)	Period Ended January 31, 2014(1)

Sales (initial public offering)	—	10,250,000
Exercise of over-allotment option by underwriters	—	775,000
Issued to shareholders electing to receive payments of distributions in Trust shares	—	1,844
Repurchases	(18,700)	—

Net increase (decrease)	(18,700)	11,026,844

(1)	For the period from the start of business, March 28, 2013, to January 31, 2014.

6  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Trust at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$202,711,120

Gross unrealized appreciation	$6,244,725
Gross unrealized depreciation	(1,874,137)

Net unrealized appreciation	$4,370,588

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$329,336,708	$—	$329,336,708

Total Investments	$—	$329,336,708	$—	$329,336,708

The Trust held no investments or other financial instruments as of January 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

15

Eaton Vance

Municipal Income Term Trust

July 31, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

16

Eaton Vance

Municipal Income Term Trust

July 31, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Municipal Income Term Trust (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

17

Eaton Vance

Municipal Income Term Trust

July 31, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider (the “peer group”). The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to the peer group, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

18

Eaton Vance

Municipal Income Term Trust

July 31, 2014

Officers and Trustees

Officers of the Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of the Trust

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of July 31, 2014, Trust records indicate that there are 3 registered shareholders and approximately 4,626 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange Symbol

The New York Stock Exchange symbol is ETX.

19

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  On November 11, 2013, the Fund’s Board of Trustees approved a share repurchase program authorizing the Fund to repurchase up to 10% of its currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, are disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

20

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7013 7.31.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Term Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 10, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 10, 2014